Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income		$ 114,896	$ 161,233
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		142,365	145,450
Bad debt (recovery) expense, net		(405)	537
Container write-off from lessee default, net			241
Amortization of unamortized debt issuance costs and accretion of bond discounts		4,659	5,206
Gain on sale of owned fleet containers, net		(17,251)	(39,126)
Share-based compensation expense		4,551	3,498
Changes in operating assets and liabilities	[1]	59,975	107,190
Total adjustments		193,894	222,996
Net cash provided by operating activities		308,790	384,229
Cash flows from investing activities:
Purchase of containers		(32,015)	(254,963)
Payments on container leaseback financing receivable		(37,193)	(468,252)
Proceeds from sale of containers		85,402	91,292
Receipt of principal payments on container leaseback financing receivable		27,062	30,098
Other	[1]	3	(2,119)
Net cash provided by (used in) investing activities		43,259	(603,944)
Cash flows from financing activities:
Proceeds from debt		57,000	844,650
Payments on debt		(301,729)	(483,313)
Principal repayments on container leaseback financing liability, net		(410)	(398)
Purchase of treasury shares		(84,105)	(81,603)
Issuance of common shares upon exercise of share options		1,183	3,979
Dividends paid on common shares		(25,398)	(23,858)
Dividends paid on preferred shares		(9,938)	(9,938)
Net cash (used in) provided by financing activities		(363,397)	249,519
Effect of exchange rate changes		13	(236)
Net change in cash, cash equivalents and restricted cash		(11,335)	29,568
Cash, cash equivalents and restricted cash, beginning of the year		267,409	282,572
Cash, cash equivalents and restricted cash, end of the period		256,074	312,140
Supplemental disclosures of cash flow information:
Interest paid		79,020	66,344
Income taxes paid		239	140
Receipt of payments on finance leases, net of income earned		67,562	95,712
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases		65,970	3,604
Containers placed in finance leases		$ 1,225	$ 169,620

[1]	Amounts for the period ended June 30, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).